Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000229260
Average Annual Return [Line Items]
Average Annual Return, Percent	14.11%	8.68%		5.11%
Without Sales Load [Member] | C000216184
Average Annual Return [Line Items]
Average Annual Return, Percent	6.32%	4.61%	4.10%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $33,535
Average Annual Return, Percent	13.52%	15.94%		12.86%
WATER ISLAND INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $22,440
Average Annual Return, Percent	13.52%	15.94%	17.29%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
Average Annual Return, Percent	4.76%	2.70%		1.94%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,596
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
WATER ISLAND INDEX: Water Island Merger Arbitrage USD Hedged Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Water Island Merger Arbitrage USD Hedged Index $13,118
Average Annual Return, Percent	7.73%	6.02%	5.50%
WATER ISLAND INDEX: ICE BOFAML 3-MONTH TREASURY BILL
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index $11,424
Average Annual Return, Percent	4.76%	2.70%	2.66%
WATER ISLAND INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $9,653
Average Annual Return, Percent	5.46%	(0.90%)	(0.77%)